Rental Income, Net	12 Months Ended
Dec. 31, 2025
Rental Income Net Abstract
RENTAL INCOME, NET

NOTE 23 – RENTAL INCOME, NET

The Company subleases part of the leased assets on a straight-line basis to other third parties. The lease terms with lessees vary and usually start from two years. Rental income as of December 31, 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Rental income	$265,755	251,542	$411,962
Rental expense	(111,910)	(97,071)	(216,615)
Total rental income, net	$153,845	154,471	$195,347